Employee benefit obligations - Disclosure of Financial and Demographic Assumptions (Details) - EUR (€)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Austria
Disclosure of defined benefit plans [line items]
Discount rate	3.25%	3.50%
Future salary increases	4.00%	4.00%
Duration in years	9 years 4 months 28 days	10 years 6 months 7 days
Austria | Male
Disclosure of defined benefit plans [line items]
Retirement age	62 years	62 years
Austria | Female
Disclosure of defined benefit plans [line items]
Retirement age	62 years	62 years
Switzerland
Disclosure of defined benefit plans [line items]
Discount rate	1.50%	1.90%
Inflation rate	1.25%	1.25%
Future salary increases	1.50%	1.50%
Duration in years	16 years 3 months 14 days	15 years 11 months 8 days
Expected contributions to be paid to plan for next annual reporting period	€ 802,000
Switzerland | Male
Disclosure of defined benefit plans [line items]
Retirement age	65 years	65 years
Switzerland | Female
Disclosure of defined benefit plans [line items]
Retirement age	64 years	64 years
France
Disclosure of defined benefit plans [line items]
Discount rate	3.50%	3.50%
Future salary increases	3.00%	3.00%
Duration in years	13 years 10 months 6 days	14 years 2 months 8 days
Italy
Disclosure of defined benefit plans [line items]
Discount rate	3.25%	3.50%
Inflation rate	2.50%	2.50%
Duration in years	9 years 14 days	8 years 10 months 9 days
Italy | Male
Disclosure of defined benefit plans [line items]
Retirement age	67 years	67 years
Italy | Female
Disclosure of defined benefit plans [line items]
Retirement age	67 years	67 years
Korea
Disclosure of defined benefit plans [line items]
Discount rate	4.25%	4.70%
Future salary increases	3.00%	3.00%
Duration in years	10 years 8 months 26 days	11 years 1 month 28 days
Korea | Male
Disclosure of defined benefit plans [line items]
Retirement age	60 years	60 years
Korea | Female
Disclosure of defined benefit plans [line items]
Retirement age	60 years	60 years
Turkey
Disclosure of defined benefit plans [line items]
Discount rate	25.00%	9.50%
Future salary increases	25.00%	10.00%
Duration in years	11 years 11 months 12 days	13 years 11 months 8 days
Japan
Disclosure of defined benefit plans [line items]
Discount rate	0.75%	0.80%
Future salary increases	3.50%	3.50%
Duration in years	6 years 9 months 7 days	7 years 8 months 19 days
Japan | Male
Disclosure of defined benefit plans [line items]
Retirement age	65 years	65 years
Japan | Female
Disclosure of defined benefit plans [line items]
Retirement age	65 years	65 years
Slovakia
Disclosure of defined benefit plans [line items]
Discount rate	3.50%	3.50%
Future salary increases	9.50%	9.50%
Duration in years	21 years 10 months 17 days	22 years 7 months 28 days
Spain
Disclosure of defined benefit plans [line items]
Discount rate	3.25%	3.50%
Future salary increases	2.50%	2.50%
Duration in years	13 years 9 months 21 days	10 years 9 months 29 days
Spain | Male
Disclosure of defined benefit plans [line items]
Retirement age	67 years	67 years
Spain | Female
Disclosure of defined benefit plans [line items]
Retirement age	67 years	67 years
Lebanon
Disclosure of defined benefit plans [line items]
Discount rate	25.00%
Future salary increases	25.00%
Duration in years	11 years 2 months 15 days
Expected contributions to be paid to plan for next annual reporting period	€ 15,000
Lebanon | Male
Disclosure of defined benefit plans [line items]
Retirement age	64 years
Lebanon | Female
Disclosure of defined benefit plans [line items]
Retirement age	64 years